Operating leases (Details Narrative)	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
DisclosureLineElements [Line Items]
Operating lease expenses	$ 245,182	¥ 1,779,212	¥ 872,173
Minimum [Member]
DisclosureLineElements [Line Items]
Lease terms	2 years	2 years
Maximum [Member]
DisclosureLineElements [Line Items]
Lease terms	5 years	5 years